Note 12 - Stock-based Compensation - Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance, options (in shares)	6,067,313	6,864,563	6,864,563
Balance, options, exercise price (in dollars per share)	$ 1.83	$ 2.05	$ 2.05
Balance, options, contractual term (Year)	1 year 9 months 10 days		2 years 25 days	2 years 4 months 9 days
Granted, options (in shares)	0	0	0
Granted, options, exercise (in dollars per share)			$ 0
Forfeited, options (in shares)	(425,178)		(574,299)
Forfeited, options, exercise price (in dollars per share)	$ 3.98		$ 4.56
Exercised, options (in shares)	(186,307)		(102,825)
Exercised, options, exercise price (in dollars per share)	$ 1.13		$ 1.12
Expired, options (in shares)	(177,430)		(120,126)
Expired, options, exercise price (in dollars per share)	$ 2.27		$ 2.6
Outstanding, options (in shares)	5,278,398		6,067,313	6,864,563
Outstanding, options, exercise price (in dollars per share)	$ 1.61		$ 1.83	$ 2.05
Outstanding, options, intrinsic value	$ 1,041		$ 10,818
Exercisable, options (in shares)	4,594,898		4,449,152
Exercisable, options, exercise price (in dollars per share)	$ 1.4		$ 1.31
Exercisable, options, contractual term (Year)	1 year 8 months 15 days		1 year 11 months 1 day
Exercisable, options, intrinsic value	$ 1,000		$ 8,832